                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5662

                      Van Kampen California Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   6/30

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of December 31, 2003.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

CALIFORNIA MUNICIPAL TRUST
SYMBOL: VKC
-------------------------------------------------------
AVERAGE ANNUAL                 BASED ON      BASED ON
TOTAL RETURNS                    NAV       MARKET PRICE

Since Inception (11/01/88)      7.82%          7.45%

10-year                         6.79           6.03

5-year                          7.10           4.07

1-year                          6.76           9.09

6-month                         2.12          -0.34
-------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen California Municipal Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Joseph Piraro, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The economic backdrop for the six months ended December 31, 2003 was marked by mixed signals regarding the strength of the U.S. economy. While employment strength was generally weak, the economy as measured by gross domestic product
(GDP) grew by 8.2 percent in the third quarter of 2003. The beleaguered industrial sector of the economy appeared to show signs of life, however, and consumer spending remained fairly strong. While generally positive for the stock market, none of these improvements made a significant dent in the ongoing budgetary and fiscal difficulties at the state and local levels, however, and many municipal-bond issuers experienced downgrades.

The Federal Reserve Board (the Fed) attempted to allay investor fears and keep the economy moving in the right direction by cutting the federal funds target rate on June 25 to a level of 1.00 percent. This movement, which was half of what many investors had hoped for, seemed to signal that deflation was no longer a primary concern for the Fed; as a result, yields began to climb from their June lows. At the same time, investors shifted their attention to the advancing equity market, which reduced demand for municipal bonds. Interest from cross-over investors--those who traditionally favor taxable investments but were drawn to the higher yields of municipal bonds--also evaporated as the relative attractiveness of the taxable market returned. Issuance was heavy through the first half of the period, though it abated somewhat in the last three months of the reporting year. These forces combined to drive municipal-bond yields off of their historic lows, and the municipal market ended the six-month period at higher levels.

California's economic outlook grew increasingly negative over the course of 2003. The state's economy continued to be affected by the recession, with unemployment well above the national average and very little growth in economic activity. The state also faced the largest state budget deficit in the country, and the legislative and executive branches of the California state government appeared to offer no immediate solution to closing the gap. This difficult situation led both Standard & Poor's and Moody's to downgrade the state's general obligations during the summer of 2003, with additional downgrades by Moody's and Fitch in December. Because of these fiscal and credit concerns, valuations in the state's municipal-bond market declined to extremely low levels during the period, drawing interest from

(1)Team members may change without notice at any time.
 2
many national investors seeking to benefit from the relatively attractive yields in the California market.

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On an NAV basis, Van Kampen California Municipal Trust outperformed its benchmark, the Lehman Brothers California Municipal Bond Index. On a market-price basis, however, the trust underperformed its benchmark. (See table below.)

The trust appeared to benefit from our conservative investment approach during the reporting period. Given California's budgetary difficulties, we chose to emphasize essential-services sectors such as water & sewer and transportation. These bonds are tied to revenues from ongoing projects rather than more volatile general tax revenues, which is particularly beneficial in economically challenging times. We also maintained the portfolio's credit quality at a very high level, with more than 85 percent of assets rated AAA by the end of the period. Both of these strategies boosted performance.

The trust uses leverage to enhance its dividend to common shareholders. To implement this approach, the trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are invested in longer-term securities, taking advantage of the difference between short- and longer-term rates. With short-term rates at historic lows during the period, the difference between short- and longer-term rates was relatively high. This made using leverage a particularly profitable approach during the period, and added to the trust's performance.

Our interest-rate strategy was largely defensive, as we kept the portfolio's duration (a measure of interest-rate sensitivity) below that of its benchmark. We also moved to take advantage of compelling valuations in the 18- to 22-year segment of the yield curve. Our purchases for the portfolio were focused on bonds with 10-year call dates that allow them to offer the dual benefits of strong income and the lower downside vulnerability inherent with shorter-duration securities. This position also

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2003

----------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS CALIFORNIA
        NAV      MARKET PRICE      MUNICIPAL BOND INDEX

       2.12%        -0.34%                1.46%
----------------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and an index definition.

added to performance, as the 20-year segment of the curve outperformed its peers during the period. Going forward, we will continue with our disciplined investment approach, monitoring the market closely for compelling investment opportunities.

TOP 5 SECTORS AS OF 12/31/03                RATINGS ALLOCATIONS AS OF 12/31/03
Public Education              17.0%         AAA/Aaa                         86.7%
Tax District                  15.8          AA/Aa                            3.8
Water & Sewer                 12.9          A/A                              3.2
Public Building                9.9          BBB/Baa                          6.3
General Purpose                6.6

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                                        COUPON    MATURITY      VALUE
          CALIFORNIA MUNICIPAL BONDS  158.2%
$1,000    Abag Fin Auth For Nonprofit Corp CA Ctf Part
          Childrens Hosp Med Ctr (AMBAC Insd)..............   5.875%   12/01/19   $  1,146,340
 1,000    Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
          Lincoln Glen Manor Sr Citizens (CA MTG Insd).....   6.100    02/15/25      1,076,520
 1,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family
          Rev Hsg Utd Dominion Ser A Rfdg (GTY AGMT: Utd
          Dominion Realty Tr)..............................   6.400    08/15/30      1,092,810
 1,205    Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)...   4.750    06/01/20      1,231,787
 1,400    Alhambra, CA City Elem Sch Dist Ser A (FSA
          Insd)............................................   5.600    09/01/24      1,541,778
 1,000    Banning, CA Cmnty Redev Agy Tax Alloc Merged
          Downtown Proj....................................   5.000    08/01/28      1,004,440
   790    Bay Area Govt Assn CA Rev Tax Alloc CA Redev Agy
          Pool Rev Ser A (FSA Insd)........................   6.000    12/15/15        838,790
 1,000    Bay Area Toll Auth CA Toll Brdg Rev San Francisco
          Bay Area Ser D...................................   5.000    04/01/17      1,071,370
   835    California Edl Fac Auth Rev Student Ln CA Ln Pgm
          Ser A (MBIA Insd)................................   6.000    03/01/16        888,841
 1,000    California Hlth Fac Fin Auth Rev Cedars Sinai Med
          Ctr Ser A........................................   6.125    12/01/19      1,097,510
    15    California Hsg Fin Agy Rev Home Mtg Ser E (AMBAC
          Insd)............................................   6.100    08/01/29         15,063
 1,000    California Hsg Fin Agy Rev Multi-Family Hsg III
          Ser A (MBIA Insd)................................   5.850    08/01/17      1,051,770
 1,000    California Infrastructure & Econ Dev Bk Rev (MBIA
          Insd)............................................   5.500    06/01/15      1,132,690
 1,000    California Pollutn Ctl Fin Auth Pollutn Ctl Rev
          Southn CA Edison Co (AMBAC Insd).................   6.000    07/01/27      1,013,330
   175    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Ser C (GNMA Collateralized)..............   7.800    02/01/28        188,512
 2,000    California St (FGIC Insd)........................   5.000    10/01/23      2,050,540
 1,000    California St Univ Fresno Assn Inc Rev Sr Aux
          Organization Event Ctr...........................   6.000    07/01/22      1,043,010
 1,000    California St Vet Bd Ser BH (FSA Insd)...........   5.400    12/01/15      1,059,780
 1,000    California St Vet Bd Ser BH (FSA Insd)...........   5.400    12/01/16      1,054,760
 1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
          Insd)............................................   5.000    06/01/21      1,048,220
 1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj
          Area Ser B Rfdg (MBIA Insd)......................   5.250    07/01/15      1,426,957

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                                        COUPON    MATURITY      VALUE
          CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,000    Emeryville, CA Pub Fin Auth Shellmound Pk Redev &
          Hsg Proj B (MBIA Insd)...........................   5.000%   09/01/19   $  1,060,090
 1,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
          (Connie Lee Insd)................................   5.250    12/01/19      1,088,890
 1,000    Fontana, CA Redev Agy Tax Southeast Indl Pk Proj
          Rfdg (MBIA Insd).................................   5.000    09/01/22      1,048,130
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg......................................    *       01/15/30        216,590
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv
          Cap Apprec Sr Lien Ser A (Escrowed to Maturity)
          (a).............................................. 0/7.050    01/01/10      1,152,540
 1,000    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA
          Insd)............................................   5.250    11/01/23      1,070,910
 1,000    Irvine, CA Pub Fac & Infrastructure Auth Assmt
          Rev Ser B (AMBAC Insd)...........................   5.000    09/02/22      1,034,910
   800    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
          Campus Ser A (AMBAC Insd)........................   5.000    08/01/19        848,256
 1,250    Los Angeles Cnty, CA Sch Regionalized Business
          Svc Ctf LA Cnty Sch Polled Fin Proj Ser A (FSA
          Insd)............................................   5.000    09/01/28      1,285,150
   591    Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR
          Lease Ltd (FSA Insd).............................   7.375    12/15/06        607,388
 1,000    Los Angeles, CA Uni Sch Dist 1997 Election Ser E
          (MBIA Insd)......................................   5.500    07/01/17      1,124,590
 1,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)....   5.250    07/01/20      1,090,150
 1,000    Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth
          Ser B2 (FGIC Insd)...............................   5.000    10/01/26      1,032,260
 1,405    Moorpark, CA Uni Sch Dist Ser A (FSA Insd).......   5.375    08/01/18      1,555,433
 1,000    Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A
          (MBIA Insd)......................................   5.500    05/01/19      1,143,130
 2,000    Redding, CA Jt Pwrs Fin Auth Elec Sys Rev Ser A
          (MBIA Insd)......................................   5.500    06/01/11      2,203,240
 1,000    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
          Rfdg (MBIA Insd).................................   4.750    08/01/21      1,017,780
 1,000    San Bernardino Cnty, CA Ctf Part Med Cent Fin
          Proj (MBIA Insd).................................   5.000    08/01/28      1,011,170
   955    San Diego, CA Hsg Auth Multi-Family Hsg Rev (GNMA
          Collateralized)..................................   5.000    07/20/18        990,574
 1,000    San Dimas, CA Redev Agy Tax Alloc Creative Growth
          Ser A (FSA Insd).................................   5.000    09/01/16      1,078,820
 2,000    San Jose, CA Fin Auth Lease Rev Convention Ctr
          Proj Ser F Rfdg (MBIA Insd)......................   5.000    09/01/17      2,146,120
 1,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd).........   5.600    08/01/23      1,154,240
 1,350    Santa Ana, CA Uni Sch Dist (MBIA Insd)...........   5.375    08/01/21      1,469,704

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                                        COUPON    MATURITY      VALUE
          CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,305    South Orange Cnty, CA Pub Fin Auth Reassmt Rev
          (FSA Insd).......................................   5.800%   09/02/18   $  1,505,383
   600    Southern CA Pub Pwr Auth Pwr Proj Rev
          Multi-Projs......................................   5.500    07/01/20        600,654
 1,325    Sweetwater, CA Auth Wtr Rev (FSA Insd)...........   5.500    04/01/18      1,482,569
 1,000    University of CA Rev Gen Ser A (AMBAC Insd)......   5.000    05/15/26      1,031,280
 1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
          Insd)............................................   5.125    09/01/17      1,085,610
                                                                                  ------------

TOTAL INVESTMENTS  158.2%
  (Cost $49,709,940)...........................................................     54,210,379
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%....................................         75,956
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.4%)....................    (20,013,863)
                                                                                  ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.................................   $ 34,272,472
                                                                                  ============

*   Zero coupon bond

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AMBAC--AMBAC Indemnity Corp.

CA MTG--California Mortgage Insurance

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

 8                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $49,709,940)........................  $54,210,379
Interest Receivable.........................................      775,582
Other.......................................................          729
                                                              -----------
    Total Assets............................................   54,986,690
                                                              -----------
LIABILITIES:
Payables:
  Custodian Bank............................................      412,224
  Capital Gain Distributions--Common Shares.................       29,211
  Investment Advisory Fee...................................       27,527
  Income Distributions--Common Shares.......................       11,447
  Other Affiliates..........................................        4,951
Trustees' Deferred Compensation and Retirement Plans........      171,114
Accrued Expenses............................................       43,881
                                                              -----------
    Total Liabilities.......................................      700,355
Preferred Shares (including accrued distributions)..........   20,013,863
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $34,272,472
                                                              ===========
NET ASSET VALUE PER COMMON SHARE ($34,272,472 divided by
  3,257,560 shares outstanding).............................  $     10.52
                                                              ===========
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 3,257,560 shares issued and
  outstanding)..............................................  $    32,576
Paid in Surplus.............................................   29,564,418
Net Unrealized Appreciation.................................    4,500,439
Accumulated Undistributed Net Investment Income.............      258,200
Accumulated Net Realized Loss...............................      (83,161)
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $34,272,472
                                                              ===========
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 400 issued with liquidation preference of $50,000
  per share)................................................  $20,000,000
                                                              ===========
NET ASSETS INCLUDING PREFERRED SHARES.......................  $54,272,472
                                                              ===========

See Notes to Financial Statements                                              9

Statement of Operations
For the Six Months Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $1,332,613
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     162,166
Preferred Share Maintenance.................................      32,075
Trustees' Fees and Related Expenses.........................      21,166
Legal.......................................................       8,115
Custody.....................................................       2,241
Other.......................................................      49,902
                                                              ----------
    Total Expenses..........................................     275,665
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,056,948
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $  (85,905)
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   4,722,170
  End of the Period.........................................   4,500,439
                                                              ----------
Net Unrealized Depreciation During the Period...............    (221,731)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS............................  $ (307,636)
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (94,204)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $  655,108
                                                              ==========

 10                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2003    JUNE 30, 2003
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................     $ 1,056,948        $ 2,200,161
Net Realized Gain/Loss..................................         (85,905)           560,495
Net Unrealized Appreciation/Depreciation During the
  Period................................................        (221,731)         1,527,573
Distributions to Preferred Shareholders:
  Net Investment Income.................................         (94,204)          (238,566)
                                                             -----------        -----------
Change in Net Assets Applicable to Common Shares from
  Operations............................................         655,108          4,049,663
Distributions to Common Shareholders:
  Net Investment Income.................................        (977,204)        (2,061,858)
  Net Realized Gain.....................................        (415,665)          (372,990)
                                                             -----------        -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................        (737,761)         1,614,815

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................      35,010,233         33,395,418
                                                             -----------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $258,200 and $272,660,
  respectively).........................................     $34,272,472        $35,010,233
                                                             ===========        ===========

See Notes to Financial Statements                                             11

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS
                                                           ENDED
                                                        DECEMBER 31,    --------------------
                                                            2003          2003      2002 (e)
                                                        ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............   $  10.75      $  10.25    $   9.99
                                                          --------      --------    --------
  Net Investment Income................................        .32           .67         .71
  Net Realized and Unrealized Gain/Loss................       (.09)          .64         .28
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income..............................       (.03)         (.07)       (.11)
                                                          --------      --------    --------
Total from Investment Operations.......................        .20          1.24         .88
  Distributions Paid to Common Shareholders:
    Net Investment Income..............................       (.30)         (.63)       (.55)
    Net Realized Gain..................................       (.13)         (.11)       (.07)
                                                          --------      --------    --------
NET ASSET VALUE, END OF THE PERIOD.....................   $  10.52      $  10.75    $  10.25
                                                          ========      ========    ========

Common Share Market Price at End of the Period.........   $   9.98      $  10.45    $  10.14
Total Return (a).......................................     -0.34%**      10.97%      22.39%
Net Assets Applicable to Common Shares at End of the
  Period (In millions).................................   $   34.3      $   35.0    $   33.4
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b)....................................      1.62%         1.56%       1.59%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)......................      6.23%         6.38%       6.90%
Portfolio Turnover.....................................        13%**         19%         24%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (b).................................      1.02%          .99%        .99%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)......................      5.67%         5.69%       5.86%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.....................        400           400         400
Asset Coverage Per Preferred Share (d).................   $135,716      $137,533    $133,498
Involuntary Liquidating Preference Per Preferred
  Share................................................   $ 50,000      $ 50,000    $ 50,000
Average Market Value Per Preferred Share...............   $ 50,000      $ 50,000    $ 50,000

*  Amount is less than $.01

** Non-Annualized

(a)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c)Ratios reflect the effect of dividend payments to preferred shareholders.

(d)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing by the number of preferred shares outstanding.

(e)As required, effective July 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets applicable to common shares by .06%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.


YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------
       2001       2000       1999       1998       1997       1996       1995       1994
------------------------------------------------------------------------------------------
     $   9.36   $   9.93   $  10.67   $  10.45   $  10.28   $  10.40   $  10.30   $  10.96
     --------   --------   --------   --------   --------   --------   --------   --------
          .73        .76        .78        .85        .89        .91        .95        .96
          .58       (.44)      (.37)       .53        .39        -0-*       .11       (.74)
         (.23)      (.22)      (.20)      (.22)      (.21)      (.23)      (.23)      (.16)
     --------   --------   --------   --------   --------   --------   --------   --------
         1.08        .10        .21       1.16       1.07        .68        .83        .06
         (.45)      (.53)      (.62)      (.72)      (.75)      (.75)      (.72)      (.71)
          -0-*      (.14)      (.33)      (.22)      (.15)      (.05)      (.01)      (.01)
     --------   --------   --------   --------   --------   --------   --------   --------
     $   9.99   $   9.36   $   9.93   $  10.67   $  10.45   $  10.28   $  10.40   $  10.30
     ========   ========   ========   ========   ========   ========   ========   ========

     $   8.83   $  8.375   $  9.875   $ 12.125   $12.1875   $ 10.875   $  10.75   $ 10.625
       10.99%     -8.14%    -11.17%      7.77%     21.40%      9.02%      8.67%      4.32%
     $   32.5   $   30.5   $   32.3   $   34.5   $   33.6   $   32.9   $   33.0   $   32.6
        1.65%      1.47%      1.67%      1.57%      1.58%      1.65%      1.65%      1.53%
        7.33%      8.25%      7.38%      8.00%      8.54%      8.76%      9.35%      8.70%
          16%        60%        33%        53%        30%        19%        16%        11%

        1.02%       .88%      1.05%       .99%       .99%      1.03%      1.02%       .97%
        5.02%      5.82%      5.49%      5.91%      6.51%      6.57%      7.02%      7.28%

          400        400        400        400        400        400        400        400
     $131,365   $126,216   $130,843   $136,309   $134,055   $132,192   $132,521   $131,433
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             13

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on November 1, 1988. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2003, the Trust had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discounts are accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $49,652,994
                                                              ===========
Gross tax unrealized appreciation...........................  $ 4,560,402
Gross tax unrealized depreciation...........................       (3,017)
                                                              -----------
Net tax unrealized appreciation on investments..............  $ 4,557,385
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2003 was as follows:

                                                                2003
Distributions paid from:
  Ordinary income...........................................  $ 37,415
  Long-term capital gain....................................   344,219
                                                              --------
                                                              $381,634
                                                              ========

    As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $417,385

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust.

    For the six months ended December 31, 2003, the Trust recognized expenses of approximately $1,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended December 31, 2003, the Trust recognized expenses of approximately $12,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $7,376,875 and $6,798,960, respectively.

4. REMARKETED PREFERRED SHARES

The Trust has outstanding 400 shares of Remarketed Preferred Shares ("RP"). Dividends are cumulative and the rate is reset through an auction process every 28 days. The rate in effect on December 31, 2003 was 1.150%. During the six months ended December 31, 2003, rates ranged from 0.840% to 1.150%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $50,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the RP are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 910, 106
                                                 VKC SAR 2/04 13654B04-AS-2/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Van Kampen California Municipal Trust
            -------------------------------------------------

By: /s/Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004